Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 58,498	$ 15,953
Total cash and cash equivalents	$ 58,498	$ 15,953